Accounts Payable	12 Months Ended
Dec. 31, 2016
Accounts Payable Current And Noncurrent [Abstract]
Accounts Payable
NOTE 9 - ACCOUNTS PAYABLE
Accounts payable as of December 31, 2016 and 2015 consisted of the following:

	December 31, 2016	December 31, 2015
Creditors	$ 766	$ 329
Brokers	1,796	2,112
Insurances	35	149
Professional and legal fees	679	116

Total accounts payable	$ 3,276	$ 2,706